Fair Value Measurements - Additional Information (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2026 JPY (¥)
Foreign municipal bond securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers from Level 2 to Level 3	¥ 125
Other debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers from Level 2 to Level 3	¥ 10,751